CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net profit (loss)	$ (90,000)	$ 753,000	$ 824,000	$ 1,089,000	$ 2,627,000
Capital gain from disposal of discontinued operations					(5,436,000)
Net profit (loss) from discontinued operations					1,946,000
Net profit (loss) from continuing operations	(90,000)	753,000	824,000	1,089,000	(863,000)
Adjustments to reconcile net profit (loss) for the period
Depreciation and amortization	3,000	4,000	7,000	13,000	384,000
Loss from disposal of property	2,000				75,000
Liability for employee rights upon retirement	1,000	5,000	59,000	42,000	(655,000)
Stock based compensation	8,000	9,000	25,000	35,000
Changes in operating assets and liabilities:
Decrease (increase) in trade accounts receivable	205,000	(661,000)	(306,000)	(556,000)	1,041,000
Decrease (increase) in other accounts receivable	10,000	(28,000)	(38,000)	(51,000)	245,000
Increase (decrease) in trade accounts payable	(487,000)	234,000	480,000	(127,000)	(103,000)
Changes in Deferred income	(9,000)	(393,000)	(434,000)	297,000	654,000
Increase (decrease) in other accounts payable	(65,000)	18,000	59,000	28,000	(2,829,000)
Decrease (increase) in inventories	13,000	(120,000)	(297,000)	(1,000)	(3,000)
Net cash provided by (used in) operating activities - continuing operations			379,000	769,000	(2,054,000)
Net cash used in operating activities -discontinued operations					(1,945,000)
Net cash provided by (used in) operating activities	(409,000)	(179,000)	379,000	769,000	(3,999,000)
Cash flows from investing activities:
Purchase of property and equipment		(4,000)	(2,000)	(13,000)	(25,000)
Long-term receivables	5,000	8,000	39,000	46,000	(70,000)
Redemption of (investment in) restricted deposit	(2,000)	42,000	60,000	(58,000)	435,000
Proceeds from disposal of discontinued operations			2,000		547,000
Funds severance pay	(1,000)	6,000	(62,000)	(77,000)	228,000
Net cash provided by (used in) investing activities-continuing operations			37,000	(102,000)	1,115,000
Net cash provided by investing activities-discontinued operations					897,000
Net cash provided by (used in) investing activities	2,000	40,000	37,000	(102,000)	2,012,000
Cash flows from financing activities:
Issuance of share capital and warrants - net of issuance costs	375,000		760,000
Short-term credit from bank - net	(3,000)	61,000	(7,000)	20,000	(744,000)
Proceeds from loan from shareholder					270,000
Repayments of loan from Shareholder	(284,000)		(260,000)	(120,000)
Proceeds from Long-terms loan					920,000
Repayments of Long-terms loan	(163,000)	(222,000)	(175,000)	(203,000)
Other Long terms liabilities			(72,000)	(181,000)	1,043,000
Loans from related parties and other					820,000
Net cash provided by (used in) financing activities-continuing operations			246,000	(484,000)	2,309,000
Net cash used in financing activities-discontinued operations					(4,000)
Net cash provided by (used in) financing activities	(75,000)	(161,000)	246,000	(484,000)	2,305,000
Net increase in cash and cash equivalents	(482,000)	(300,000)	662,000	183,000	318,000
Balance of cash and cash equivalents at Beginning of year	1,392,000	730,000	730,000	547,000	229,000
Balance of cash and cash equivalents at end of year	910,000	430,000	1,392,000	730,000	547,000
Supplemental disclosure of cash flow Information - cash paid during the year for:
Interest paid - net	22,000	20,000	46,000	58,000	50,000
Income taxes paid - net